ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,452,782	$ 1,680,248
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	431,403	478,620
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	95,585	129,189
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	323,617	385,209
Caribbean Basin
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	448,278	532,698
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	114,785	107,482
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 39,114	$ 47,050